Commitments and contingencies - Schedule of Unrecorded Unconditional Purchase Obligations Disclosure (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) helicopter aircraft engine
Unrecorded Unconditional Purchase Obligation [Line Items]
Purchase obligation, number of engines | engine	35
Purchase obligation, number of helicopters | helicopter	12
A320neo Aircraft
Unrecorded Unconditional Purchase Obligation [Line Items]
Options to purchase, aircrafts | aircraft	45
Purchase obligations | Flight equipment
Unrecorded Unconditional Purchase Obligation [Line Items]
2026	$ 5,249.1
2027	4,252.5
2028	2,116.1
2029	1,713.3
2030	978.5
Thereafter	1,154.8
Total	$ 15,464.3
Number of forward orders | aircraft	283
Number of purchase-leaseback transactions | aircraft	6